Goodwill (Schedule Of Goodwill) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2014 Transportation And International Finance [Member]	Mar. 31, 2014 North American Commercial Finance [Member]	Dec. 31, 2013 North American Commercial Finance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Goodwill, Beginning Balance	$ 334.6	$ 183.1	$ 151.5	$ 151.5
Acquisitions	68.9	68.9
Goodwill, Ending Balance	$ 403.5	$ 252.0	$ 151.5	$ 151.5